UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ader Investment Management LLC
Address:  1370 Sixth Avenue, 28/th/ Floor, New York, NY 10019

Form 13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason Ader
Title:    Portfolio Manager
Phone:    212-445-7800

Signature, Place, and Date of Signing:

        /s/ Jason Ader                New York, NY           February 7, 2012
        --------------                ------------           ----------------
         [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           25
                                         -----------

Form 13F Information Table Value Total:  $    18,769
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ---------------------
        NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- --------- ------ ----
Scientific Games Corp           COM       80874P109        1,052      108,472  SH         SOLE        NONE       108,472
American Eagle Outfitters Inc   COM       02553E106          746       48,814  SH         SOLE        NONE        48,814
Pier 1 Imports Inc              COM       720279108          752       53,949  SH         SOLE        NONE        53,949
Polaris Industries Inc          COM       731068102          738       13,182  SH         SOLE        NONE        13,182
Google Inc                      COM       38259P508          749        1,159  SH         SOLE        NONE         1,159
Intel Corp                      COM       458140100          737       30,401  SH         SOLE        NONE        30,401
Apollo Group Inc                COM       037604105          742       13,781  SH         SOLE        NONE        13,781
Total System Services Inc       COM       891906109          742       37,959  SH         SOLE        NONE        37,959
Apple Inc                       COM       037833100          741        1,830  SH         SOLE        NONE         1,830
Cirrus Logic Inc                COM       172755100          732       46,185  SH         SOLE        NONE        46,185
KLA-Tencor Corp                 COM       482480100          735       15,237  SH         SOLE        NONE        15,237
Quanta Services Inc             COM       74762E102          740       34,335  SH         SOLE        NONE        34,335
IAC/InterActiveCorp             COM       44919P508          738       17,335  SH         SOLE        NONE        17,335
Chicago Bridge & Iron Co NV     COM       167250109          729       19,296  SH         SOLE        NONE        19,296
Cisco Systems Inc               COM       17275R102          727       40,218  SH         SOLE        NONE        40,218
Lexmark International Inc       COM       529771107          728       22,021  SH         SOLE        NONE        22,021
Synopsys Inc                    COM       871607107          738       27,118  SH         SOLE        NONE        27,118
SanDisk Corp                    COM       80004C101          728       14,794  SH         SOLE        NONE        14,794
Tech Data Corp                  COM       878237106          718       14,536  SH         SOLE        NONE        14,536
Netease.com                     COM       64110W102          707       15,762  SH         SOLE        NONE        15,762
Maxim Integrated Products Inc   COM       57772K101          499       19,177  SH         SOLE        NONE        19,177
Novellus Systems Inc            COM       670008101          497       12,037  SH         SOLE        NONE        12,037
Expedia Inc                     COM       30212P303          484       16,686  SH         SOLE        NONE        16,686
Western Liberty Bancorp         COM       961443108        1,101      400,367  SH         SOLE        NONE       400,367
India Hospitality Corp          COM       B40Z3X6GB        1,169    9,737,647  SH         SOLE        NONE     9,737,647